Financial Instruments and Fair Value Disclosures - Derivatives designated as hedging instruments (Table 2) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Interest rate swaps - Realized Loss	$ 154,637	$ 36,118
Interest and finance costs (Location of Gain / (Loss) Transferred from Accumulated Other Comprehensive Income /(Loss) in Statement of Comprehensive Income / (Loss) - Effective Portion)
Interest rate swaps - Realized Loss	$ (154,637)	$ (36,118)